MFS(R) /Sun Life Series Trust

                               Total Return Series

                      Supplement to the Current Prospectus:


Effective November 28, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "IV - Management of the Fund" is hereby restated as follows, with respect to the Total Return Series only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

Portfolio Manager                Primary Role                  Since       Title and Five Year History

Nevin P. Chitkara                Large-Cap Value Equities      2006        Investment officer of MFS; employed in the investment
                                 Portfolio Manager                         management area of MFS since 1997.

William P. Douglas               Mortgage-Backed Debt          2004        Investment officer of MFS; employed in the investment
                                 Securities Portfolio Manger               management area of MFS since 2004. Vice President and
                                                                           Senior Mortgage Analyst at Wellington Management Co. LLP
                                                                           from 1994 to 2004.

Steven R. Gorham                 Large-Cap Value Equities      2002        Investment officer of MFS; employed in the investment
                                 Portfolio Manager                         management area of MFS since 1992.

Richard O. Hawkins               Debt Securities Portfolio     2005        Investment officer of MFS; employed in the investment
                                 Manager                                   management area of MFS since 1988.

Gregory W. Locraft, Jr.          Multi-Cap Value Equities      November    Investment officer of MFS; employed in the investment
                                 Portfolio Manager             2007        management area of MFS since 1998.

Michael W. Roberge               Debt Securities Portfolio     2002        Investment officer of MFS; employed in the investment
                                 Manager                                   management area of MFS since 1996.

Brooks A. Taylor                 Lead Portfolio Manager;       2004        Investment officer of MFS; employed in the investment
                                 Large-Cap Value Equities                  management area of MFS since 1996.
                                 Portfolio Manager

              The date of this Supplement is November 30, 2007.